Bank Loans - Schedule of Secured Short-Term Bank Debt (Details) - USD ($)		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Total short-term bank loans		$ 4,830,062	$ 6,584,664	$ 6,584,664
Bank Loan 1 [Member]
Total short-term bank loans		212,217	258,278
Bank Loan 2 [Member]
Total short-term bank loans		3,819,909	4,017,664
Bank Loan 3 [Member]
Total short-term bank loans		599,867
Bank Loan 4 [Member]
Total short-term bank loans			1,985,874
Bank Loan 5 [Member]
Total short-term bank loans	[1]		322,848
Bank Loan 6 [Member]
Total short-term bank loans		$ 198,069

[1]	High-tech Investment Company is an unrelated third party.